Deferred tax	12 Months Ended
Dec. 31, 2018
Deferred Tax
Deferred tax
22	Deferred tax

Deferred tax is calculated in full on temporary differences under the liability method using tax rates applicable in the tax jurisdictions where the tax asset or liability would arise.

The movement on the deferred tax account is as shown below:

	2018	2017	2016
	£'000	£’000	£’000

Liability at 1 January	-	-	6,547
Arising on business combination	-	-	-
Credited to income on impairment and amortisation of intangibles	-	-	(5,509)
Credited to income statement	-	-	(1,740)
Foreign exchange gain	-	-	702

Liability at 31 December	-	-	-

The movement on the deferred tax account in 2018 is nil (2017: nil, 2016: nil) as the net credit arising on the amortisation of intangible assets and other timing differences has been matched by a reduction in the deferred tax asset recognised on the losses offsetting the liability remaining.

A deferred tax liability arose due to deferred tax on intangible assets acquired in 2015.

An intangible asset was impaired in the financial statements for the year ended 31 December 2016 by £11.4m which resulted in a £4.6m tax credit being recognised in the income statement.

Unused tax losses carried forward, subject to agreement with local tax authorities, were as follows:

	Gross losses	Potential deferred tax asset
	£’000	£’000

31 December 2018	40,741	6,926
31 December 2017	38,377	6,639
31 December 2016	26,956	5,049

With the exception of the £1.7m (2017: £2.6m, 2016: £3.7m) deferred tax asset which qualifies for offset against the deferred tax liabilities arising on the acquisitions of Midatech Pharma (Wales) Limited, the remaining potential deferred tax asset of £7.3m (2017 £9.5m, 2016: £8.1m) has not been provided in these accounts due to uncertainty as to whether the asset would be recovered.

Details of the deferred tax liability are as follows:

2018	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	1,690	(1,690)	-

2017	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	2,599	(2,599)	-

2016	Asset	Liability	Net
	£’000	£’000	£'000
Business Combinations	3,668	(3,668)	-